Average Annual Total Returns{- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 85%	Fidelity Asset Manager 85% Return Before Taxes Past 1 year	Fidelity Asset Manager 85% Return Before Taxes Past 5 years	Fidelity Asset Manager 85% Return Before Taxes Past 10 years	Fidelity Asset Manager 85% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 85% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 85% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 85% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 85% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 85% After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0253 Past 1 year	F0253 Past 5 years	F0253 Past 10 years
Total	19.36%	12.43%	9.93%	18.74%	11.43%	8.86%	11.79%	9.68%	7.81%	18.40%	15.22%	13.88%	16.70%	12.32%	10.51%